Discontinued Operations - Disclosure of Analysis of Financial Performance of Discontinued Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue and other income
Revenue from collaboration and licensing agreements	€ 12,112	€ 56,155	[1]	€ 68,609	[1]
Total revenue and other income	24,703	69,773	[1]	85,449	[1]
Operating expenses
Research and development expenses	(47,004)	(49,708)	[1]	(62,897)	[1]
General and administrative expenses	(25,524)	(18,986)	[1]	(20,977)	[1]
Impairment of intangible assets		(43,529)
Total operating expenses	(72,528)	(68,694)	[1]	(83,874)	[1]
Operating income (loss)	(47,825)	1,079	[1]	1,575	[1]
Financial income	6,344	4,855	[1]	11,269	[1]
Financial expenses	(3,997)	(6,763)	[1]	(4,976)	[1]
Net financial income (loss)	2,347	(1,908)	[1]	6,293	[1]
Net income (loss) before tax	(45,478)	(829)	[1]	7,868	[1]
Income tax expense	0	0		0
Net income (loss) from discontinued operations	(7,331)	(63,155)	[1]	(28,627)	[1]
Discontinued operations
Revenue and other income
Revenue from collaboration and licensing agreements	926	0		365
Sales	874	678		0
Total revenue and other income	1,800	678		365
Operating expenses
Research and development expenses	(624)	(8,905)		(15,947)
General and administrative expenses	(8,507)	(12,260)		(4,826)
Impairment of intangible assets	0	(43,529)		0
Total operating expenses	(9,131)	(64,694)		(20,773)
Net income (loss) from distribution agreements	0	861		(8,219)
Operating income (loss)	(7,331)	(63,155)		(28,627)
Financial income	0	0		0
Financial expenses	0	0		0
Net financial income (loss)	0	0		0
Net income (loss) before tax	€ (7,331)	€ (63,155)		€ (28,627)

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.